Non-Current Assets - Property, Plant and Equipment (Details) - Schedule of reconciliations of the written down value	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)
Non-Current Assets - Property, Plant and Equipment (Details) - Schedule of reconciliations of the written down value [Line Items]
Ending Balance	$ 152,571		$ 143,483
Additions	26,628	$ 18,090	30,534
Depreciation expense	(43,321)	(29,430)	(21,446)
Beginning balance	135,878	92,309	152,571
Computer equipment [Member]
Non-Current Assets - Property, Plant and Equipment (Details) - Schedule of reconciliations of the written down value [Line Items]
Ending Balance	32,849		12,141
Additions	22,018		30,091
Depreciation expense	(21,444)		(9,383)
Beginning balance	33,423	22,706	32,849
Office furniture & equipment [Member]
Non-Current Assets - Property, Plant and Equipment (Details) - Schedule of reconciliations of the written down value [Line Items]
Ending Balance	100,582		106,573
Additions	2,190		443
Depreciation expense	(12,862)		(6,434)
Beginning balance	89,910	61,080	100,582
Machinery & equipment [Member]
Non-Current Assets - Property, Plant and Equipment (Details) - Schedule of reconciliations of the written down value [Line Items]
Ending Balance	19,140		24,769
Additions	2,420
Depreciation expense	(9,015)		(5,629)
Beginning balance	$ 12,545	$ 8,523	$ 19,140